CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding, beginning of year	2,381,000	2,636,000	2,615,000
Weighted Average Exercise Price, Outstanding, beginning of year	$ 0.36	$ 0.35	$ 0.23
Number of Options, Granted	450,000	0	534,000
Weighted Average Exercise Price, Granted	$ 0.81	$ 0	$ 0.8
Number of Options, Exercised	0	(255,000)	(346,500)
Weighted Average Exercise Price, Exercised	$ 0	$ 0.38	$ 0.21
Number of Options, Cancelled/Expired	(245,000)	0	(166,500)
Weighted Average Exercise Price, Cancelled/Expired	$ 0.69	$ 0	$ 0.31
Number of Options, Outstanding end of year	2,586,000	2,381,000	2,636,000
Weighted Average Exercise Price, Outstanding end of year	$ 0.37	$ 0.36	$ 0.35
Number of Options, Exercisable end of year	2,586,000	2,381,000	2,636,000
Weighted Average Exercise Price, Exercisable end of year	$ 0.37	$ 0.36	$ 0.35